INCOME TAX (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income tax [Line Items]
Applicable tax rate	40.00%	40.00%	39.00%
Amount of income exceeding which surcharge is applicable	$ 800
Unaccounted deferred tax liabilities	$ 6,613,585	$ 6,109,113
CREE tax rate	9.00%	6.00%	5.00%
Income tax recovery		$ 109,632	$ 109,632	$ 109,632
Tax contingent liability [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 94,692	$ 104,156	$ 145,968	$ 114,627
Subsidiaries [Member] | Bogota Panama [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		0.00%
Subsidiaries [Member] | Guatemala [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%
Subsidiaries [Member] | Panama [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%
Subsidiaries [Member] | El Salvador,Honduras, Costa Rica, and Mexico [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%
Equity attributable to owners of parent [member]
Disclosure of income tax [Line Items]
Description of amounts of potential income tax consequences practicably determinable	The taxable income for income tax may not be less than 3.5% of each of our tax-declaring companies’ net equity at the end of the preceding year. When the taxable income is less than that this percentage, the difference, known as@Rup@#8220;presumptive income”, can be offset by taxable income over the following five years.
Fiscal Equity [Member]
Disclosure of income tax [Line Items]
Description of amounts of potential income tax consequences practicably determinable	The taxable income of the companies may not be lower than 3% of fiscal equity at the end of the preceding year; and if the taxable income is lower than that base, the difference may be deducted from taxable income within five years of its occurrence, as@Rup@#8220;excess of presumptive income”.
Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	34.00%
CREE [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	6.00%
Surcharge [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	4.00%
Capital gain Tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	10.00%